Earnings (loss) per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
22.	Earnings (loss) per Share

The following table sets forth the computation of basic and diluted income (loss) attributable to shareholders of Sinovac per share:

	For the year ended December 31
	2016	2015	2014
		(Restated)	(Restated)
Numerator
Income (loss) from continuing operations	(3,058)	(229)	279
Less: Income (loss) attributable to non-controlling interests	(124)	459	270
Income (loss) attributable to shareholders of Sinovac from continuing operations	(2,934)	(688)	9
Income (loss) attributable to shareholders of Sinovac from discontinued operations	2,338	(728)	(1,524)
Net loss attributable to shareholders of Sinovac	(596)	(1,416)	(1,515)

Denominator
Basic weighted average number of common shares outstanding	56,949,083	56,313,927	55,681,076
Dilutive effect of stock options	-	-	433,126
Diluted weighted average number of common shares outstanding	56,949,083	56,313,927	56,114,202

Basic net income (loss) per share
Continuing operations	(0.05)	(0.02)	0.00
Discontinued operations	0.04	(0.01)	(0.03)
Basic net income (loss) per share	(0.01)	(0.03)	(0.03)

Diluted net income (loss) per share
Continuing operations	(0.05)	(0.02)	0.00
Discontinued operations	0.04	(0.01)	(0.03)
Diluted net income (loss) per share	(0.01)	(0.03)	(0.03)

Anti-dilutive options and non-vested restricted shares were not included in the diluted EPS calculation for the year ended December 31, 2016.